Loans Held for Investment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 6,100,000	$ 5,500,000
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	4,600,000	4,700,000
Restructured loans included in impaired loans	4,600,000	4,700,000
Carrying value of foreclosed properties	4,200,000	5,000,000
Amount pledged to borrowings at Federal Home Loan Bank	160,800,000	135,900,000
Amount pledged to borrowings at Federal Reserve Bank	160,800,000	$ 135,900,000
Real Estate - Residential [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Accruing Loans 90 or More Days Past Due	0
Foreclosed residential real estate, loan amount	1,300,000
Real estate in process of foreclosure, loan amount	$ 680,000
Mortgages [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	40.42%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	56.24%
Accruing Loans 90 or More Days Past Due	$ 0